UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR
AMENDMENT NO. 1

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-55408

                   Ameritor Security Trust
(Exact name of registrant as specified in charter)

                    4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
(Address of principal executive offices) (Zip code)

Ameritor Financial Corporation
                    4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
(Name and address of agent for service)

Registrant's telephone number, including area code:   202-625-6000

Date of fiscal year end:     06/30/2010

Date of reporting period:   06/30/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

AMERITOR

SECURITY
TRUST

ANNUAL REPORT

June 30, 2010

Dear Shareholder:

As of the fiscal year ended June 30, 2010, the Fund had 2,412,442.165 shares outstanding and each share had an audited Net Asset Value (“NAV”) of $ 0.12. This NAV compares with an audited NAV of $.15 at June 30, 2009 and an unaudited NAV of $0.16 per share at December 31, 2009.

During the year ended June 30, 2010, Ameritor Financial Corp., the Fund’s Advisor, was responsible for management of the Fund’s portfolio. As portfolio manager, Ms. Carole Kinney has generally continued her investment strategy of using fundamental analysis to identify and purchase securities she believes are undervalued and which have the potential for capital appreciation.  However, given historically unprecedented market volatility, we are becoming more defensive by positioning the Fund in the stocks of companies which have a history of paying dividends in ever increasing amounts. We believe that the yield afforded by these stocks works to offset, to a substantial degree, the market risk associated with volatility.

The Fund’s portfolio of securities had an unrealized loss of $55,201 (15.39%) (without taking into account Fund expenses).  However, taking into account those expenses, which we must, the Fund was down 37%.  This compares to an increase of 19.9% for the Russell 2000 Index and a increase of 12.12% for the S&P 500 Index. This market has been very difficult to navigate, with erratic fluctuations in individual sectors. The Fund’s under performance was largely the result of being invested in sectors which dramatically under performed the market. As outlined below, we are embarking on  sector rebalancing in an effort to reduce exposure to underperforming sectors. This necessarily involves taking some realized losses with the goal of ultimately recouping the losses through an improved sector allocation. We also are considering allocating a portion of the Fund’s assets to index and/or sector ETF’s to reduce company specific risks until the market stabilizes.  We continue to cut costs at all available junctures and hope to be able to continue this trend. Obviously however, the depressed economy has made this an increasingly daunting process.

Our portfolio strengths and gains are attributable primarily to our exposure in electric/power, metals, minerals and computers. Medical, banks, and airlines have been lagging.  We had neutral, or nearly neutral, performance in communications, manufacturing and retail sectors.  As outlined below, we look forward to refining the portfolio during the first half of the new fiscal year focusing on increasing our dividend yields and reallocating to sectors we believe present the greatest risk/ reward profiles.

The market has seesawed over the past six months and appears to be range bound between S&P 1,025 and 1,150.  We have seen nothing in terms of economic commentary or market price action that would dissuade us from our view that the range bound market will continue at least until year end. The down side, we believe, is supported by the low probability of a double-dip and by growing evidence of a modest and shallow economic expansion that is capable of sustaining itself. On the other hand, the upside is capped by the current economic soft patch and by several nontraditional headwinds such as higher marginal tax rates, costly regulation, state and local government imbalances and, of course, unemployment. Accordingly, we may take advantage of this range bound market and engage in some short term trading opportunities in order to hopefully enhance overall Fund performance. In addition, the range bound market should provide us with the opportunity to rebalance the portfolio at the high end of the range by selling some of our positions in underperforming sectors and reallocating to the sectors in which we believe will outperform in the next year. The sectors which we believe may outperform, and accordingly deserve overweighting include tech, industrials (particularly aerospace) and materials. We would look to reduce exposure in the financials and consumer discretionary (particularly retail).

Right now, we believe that we must balance attractive valuations (the forward P/E for the S&P 500 is now under 12x vs. an average over the past three decades of 15.5x and about 17x when inflation and interest rates are quiescent as they are now) and solid earnings against elevated macroeconomic risks. This may involve maintaining higher cash levels than normal after selling at the high end of the range and waiting for entry points at the low end of the range as part of the reallocation process. As part of this strategy, we are considering using the generated cash to purchase high yield corporate bonds for these temporary purposes through an ETF such as iShares iBoxx $ High Yeild Corporate Bond Fund (HYG) as opposed to short term treasuries which are yielding only about 15 basis points

As you no doubt are aware, Congress and the regulatory agencies, primarily as the result of the Sarbanes/Oxley Act, have put extra expense burdens on all mutual funds.  These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same oversight rules while operating with a much smaller asset base.  These expenses impact heavily on the Fund’s performance.  We are making every effort to reduce our expenses and we will continue to do so in all respects.  We also continue to explore avenues which may be available to increase the Fund’s assets which in turn would operate to reduce the overall expense ratio and increase the Fund’s performance.

The performance data quoted represents past performance and investment return and principle value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

Our thanks to our Board and our many shareholders for their support during our many years of operation.

Very truly yours,
Jerome Kinney
President

JK:md

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of Ameritor Security Trust Fund
Washington, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio  investments, of Ameritor Security Trust Fund as of June 30, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ameritor Security Trust Fund as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with auditing standards generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 9, 2010

AMERITOR SECURITY TRUST FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of Net Assets)
June 30, 2010

Sector Breakdown

AEROSPACE	2.22%
AIRLINES	0.94%
BANKS	3.61%
BEVERAGES	3.13%
BUILDING PRODUCTS	2.49%
CABLE TV	1.19%
CELLULAR TELCOM	2.31%
COAL	2.31%
COMMUNICATIONS	1.09%
COMPUTERS	25.43%
E-COMMERCE	2.53%
ELECTRIC/POWER	4.42%
FINANCE	0.76%
LODGING	1.54%
MACHINERY	2.90%
MANUFACTURING	4.09%
MEDICAL	11.74%
METALS	2.88%
MINERALS	2.21%
OFFICE SUPPLIES	0.98%
OIL	10.33%
OIL & GAS	2.28%
PUBLISHING	1.44%
REHAB CENTERS	1.68%
RETAIL	3.02%
SAVINGS & LOAN	0.03%
SEMICONDUCTORS	1.33%
SHOES	1.09%
CASH EQUIVALENTS	3.03%
Total Investments	103.00%
Liabilities in excess of other assets	(3.00%)
Total Net Assets	100.00%

AMERITOR SECURITY TRUST FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2010

Number			Market
of Shares	Description		Value

	COMMON STOCKS:	99.97%

	AEROSPACE	2.22%
100	United Technologies, Corp.		6,491

	AIRLINES	0.94%
500	Jetblue Airways, Corp.*		2,745

	BANKS	3.61%
152	HSBC Holdings PLC - ADR		6,930
200	Bank of America, Corp.		2,874
200	Citigroup, Inc.		752
			10,556

	BEVERAGES	3.13%
150	Pepsico, Inc.		9,143

	BUILDING PRODUCTS	2.49%
150	Home Depot, Inc.		4,210
150	Lowes Companies, Inc.		3,063
			7,273

	CABLE TV	1.19%
200	Comcast, Corp.		3,474

	CELLULAR TELCOM	2.31%
150	Verizon Communications		4,203
1,000	Alcatel Lucent ADR *		2,540
			6,743

	COAL	2.31%
150	Alliance Resource, LP.		6,745

	COMMUNICATIONS	1.09%
150	Cisco Systems, Inc. *		3,196
29	Nortel Networks, Corp. *		1
			3,197

Number			Market
of Shares	Description		Value

	COMPUTERS	25.43%
200	Apple, Inc. *		50,306
175	International Business Machines, Corp.		21,609
200	Dell, Inc. *		2,412
			74,327

	E-COMMERCE	2.53%
100	Shanda Interactive Entertainment, Ltd. *		3,967
150	Nutrisystem, Inc.		3,441
			7,408
	ELECTRIC/POWER	4.42%
150	Consolidated Edison, Inc.		6,465
200	American Electric, Inc.		6,460
			12,925

	FINANCE	0.76%
150	Western Union, Co.		2,236

	LODGING	1.54%
150	Marriott International, Inc.		4,491

	MACHINERY	2.90%
100	Flowserve, Corp.		8,480

	MANUFACTURING	4.09%
100	Honeywell International, Inc.		3,903
150	Ingersoll Rand, Co. Ltd. CL-A		5,174
200	General Electric, Co.		2,884
			11,961

	MEDICAL	11.74%
150	Johnson & Johnson		8,859
150	Amgen, Inc. *		7,890
150	Medtronic, Inc.		5,441
150	Novartis AG - ADR		7,248
100	Wellpoint, Inc. *		4,893
			34,331

Number			Market
of Shares	Description		Value

	METALS	2.88%
100	Freeport McMoran Copper		5,913
250	Alcoa, Inc.		2,515
			8,428

	MINERALS	2.21%
1,000	Northern Dynasty Minerals *		6,470

	OFFICE SUPPLIES	0.98%
150	Staples, Inc.		2,858

	OIL	10.33%
150	Schlumberger, Ltd.		8,301
150	Occidental Petroleum, Corp.		11,573
200	Canadian Natural Resources		6,646
150	Halliburton, Co.		3,682
			30,202

	OIL & GAS	2.28%
200	Nabors Industries, Ltd. *		3,524
150	Chesapeake Energy, Corp.		3,142
			6,666

	PUBLISHING	1.44%
150	Mcgraw Hill, Cos., Inc.		4,221

	REHAB CENTERS	1.68%
150	Psychiatric Solutions, Inc. *		4,908

	RETAIL	3.02%
100	Walmart Stores, Inc.		4,807
150	Walgreen, Co.		4,005
			8,812

	SAVINGS & LOAN	0.03%
450	Washington Mutual, Inc.		74

Number			Market
of Shares	Description		Value

	SEMICONDUCTORS	1.33%
200	Intel, Corp.		3,890

	SHOES	1.09%
300	Crocs, Inc. *		3,174

	Total Common Stock (Cost $347,400)		292,229

Par	SHORT TERM INVESTMENTS	3.03%
8,846	Evergreen Institutional Money Market Fund (Cost $8,846)		8,846

	TOTAL INVESTMENTS:
	(Cost: $356,246)**	103.00%	301,075
	Liabilities in excess of other assets	-3.00%	(8,770)
	NET ASSETS	100.00%	$ 292,305

* Non-income producing
**Cost for Federal income tax purposes is $356,276 and net unrealized depreciation consists of:

	Gross unrealized appreciation	57,758
	Gross unrealized depreciation	(112,959)
	Net unrealized depreciation	(55,201)

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010

ASSETS
Investments at value (identified cost of $356,246) (Notes 1 & 4)	$301,075
Cash	11
Due from affiliates	2,024
Receivables:
Dividends	243
Prepaid insurance	543
Total assets	303,896

ACCRUED LIABILITIES
Accrued expenses	11,591
Total liabilities	11,591

NET ASSETS	$292,305

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE ($292,305/2,412,442 shares outstanding)	$0.12
COMPONENTS OF NET ASSETS
At June 30, 2010, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
Paid in capital	$520,487
Accumulated net realized losses on investments	(173,011)
Net unrealized depreciation of investments	(55,171)
Net assets	$292,305

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2010

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $69)		$6,450
Interest		4
		6,454

EXPENSES
Administrative services (Note 2)	$60,000
Legal and audit fees	12,520
Transfer agent fees (Note 2)	22,525
Accounting fees	20,489
Investment advisory fees (Note 2)	3,660
Custody fees	2,929
Directors	5,474
Shareholder reports	6,970
Miscellaneous	5,374
Total expenses		139,941

Net Investment Loss		(133,487)

NET REALIZED AND UNREALIZED GAINS/LOSSES ON
INVESTMENTS:
Net realized loss on investments		(33,733)
Net decrease in unrealized depreciation on investments		104,388
Net gain on investments		70,655
Net decrease in net assets resulting from operations		$(62,832)

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	June 30, 2010	June 30, 2009

OPERATIONS
Net investment loss	$(133,487)	$(126,747)
Net realized loss on investments	(33,733)	(44,381)
Change in unrealized depreciation of investments	104,388	(171,487)
Net increase/(decrease) in net assets resulting from operations	(62,832)	(342,615)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net decrease in net assets resulting from capital share
transactions	(3,604)	(23,044)
Net (decrease) in net assets	(66,436)	(365,659)
Net assets at beginning of year	358,741	724,400

NET ASSETS at the end of the year	$292,305	$358,741

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

	Year Ended	Year ended	Year ended	Year ended	Year ended
	June 30 2010	June 30 2009	June 30 2008	June 30 2007	June 30 2006
Per Share Operating Performance
Net asset value, beginning of year	$0.15	$0.28	$0.37	$0.41	$0.37
Income from investment operations-
Net investment income (loss)	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.03	(0.08)	(0.04)	0.01	0.09
Total from investment operations	(0.03)	(0.13)	(0.09)	(0.04)	0.04

Net asset value, end of year	$0.12	$0.15	$0.28	$0.37	$0.41

Total Return	(20.00%)	(46.43%)	(24.32%)	(9.76%)	10.81%

Ratios/Supplemental Data
Net assets, end of year (000's)	$292	$358	$724	$961	$1,125
Ratio to average net assets
Expense ratio - net *	38.24%	30.77%	17.10%	16.36%	12.84%
Net (loss) *	(36.47%)	(28.75%)	(15.42%)	(12.85%)	(11.51%)
Portfolio turnover rate	0%	7%	15%	140%	286%

* Annualized for periods of less than one year.

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2010

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Ameritor Security Trust Fund, (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.
Security Valuation – The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost which approximates value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement and Disclosures” (“ASC 820”), investments held by the fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the assets or liability in the market are considered in determining the value of the Fund’s investments, some of which are discussed above. Significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurement for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (Including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2010

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

	Balance
	June 30, 2010	Level 1	Level 2	Level 3
Exchange traded common stocks	$292,229	$292,229	$0	$0
Money market securities	$8,846	$8,846	$0	$0
Total asset measured at fair value	$301,075	$301,075	$0	$0

The Industry classifications of Level 1 Investments are included in the Schedule of Portfolio Investments.

B.
Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. At June 30, 2010, for Federal income tax purposes, the Fund had a capital loss carryforward of $170,535 of which $56,819 expires in fiscal year 2012 $33,812 expires in fiscal year 2015, and $79,904 expires in 2018, to offset future realized gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no tax liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and District of Columbia where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Distributions to Shareholders – No distributions were paid in fiscal years 2009 or 2010.   As of June 30, 2010, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

Other accumulated losses	$2,446)
Capital loss carryforward	$(170,535)
Unrealized depreciation	$(55,201)
$(228,182)

D.
Investment Transactions – Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

E.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements.   Actual results could differ from those estimates.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2010

F.
Reclassification of Capital Accounts – Accounting Principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2010 the Fund decreased paid in capital by $977,314, decreased accumulated net investment loss by $133,487 and decreased accumulated realized losses on investments  by $843,827.

(2)	INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The investment advisory agreement with Ameritor Financial Corporation (“AFC”), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and ¾ of 1% on all sums in excess thereof.   In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended.   The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund.   As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund’s average daily net assets.   The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

Certain officers and trustees of the Fund are “affiliated persons” of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)	TRUST SHARES

The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

	Year Ended		Year Ended
	June 30, 2010		June 30, 2009
	Shares	Amount	Shares	Amount

Shares redeemed	(23,180)	$(3,604)	(112,131)	$(23,044)
Net decrease	(23,180)	$(3,604)	(112,131)	$(23,044)
Shares outstanding
Beginning of year	2,435,622		2,547,753
End of year	2,412,442		2,435,622

(4)	PURCHASE AND SALE OF SECURITIES

During the year ended June 30, 2010, purchases and proceeds from sales of investment securities were $440 and $154,638, respectively.   Cost of securities for income tax purposes was $356,276 at June 30, 2010.   Net unrealized depreciation of investments aggregated $55,201, which relates to gross unrealized appreciation of $57,758 and gross unrealized depreciation of $112,959.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2010

(5)	SUBSEQUENT EVENTS

In accordance with the provision set forth in ASC 855 “Subsequent Events” (“ASC No. 855”).  Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through the date of issuance of the Fund’s financial statements. Management has determined that there are no subsequent events that, in accordance with ASC 855, would need to be disclosed in the Fund’s financial statements through this date.

(6)	New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Level 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no transfers in to and out of Level 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2010

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-202-625-2112 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2010 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-202-625-2112 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2010

TRUSTEES AND OFFICERS (UNAUDITED)

The following table sets forth certain information concerning the Trustees and officers of the Fund.

(1)	(2)	(3)	(4)	(5)	(6)
Name Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustee
Richard P. Ellison 1410 Coventry Lane Alexandria, VA 22304 Age 79	Non-Interested Trustee	10 Years Served Term is For Life	President and Chief Executive Officer of Intervest Financial Corp.	1	Potomac Group Homes; Boat America
James I. Schwartz 14801Pennfield Circle #307 Silver Spring, MD 20906 Age 83	Non- Interested Trustee	7 Year Served Term is For Life	Retired President Capital City Savings & Loan And Schwartz & Co.	1	None
Interested Trustee And Officers
Carole S. Kinney 8020 Thornley Court Bethesda, MD 20817 Age 64	Trustee, Secretary, and Chairman of the Fund	10 Years served Term is For life	Chairman of the Board of Ameritor Financial Corporation Since 1998	1	None
Jerome Kinney 8020 Thornley Court Bethesda, MD 20817 Age 80	President	10 Years served Term=1 year	Founder and President, Jerome F. Kinney Company (builder); President and CEO, Ameritor Financial Corporation	1	None

AMERITOR SECURITY TRUST FUND

EXPENSE EXAMPLES (UNAUDITED)

June 30, 2010

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, Security Trust and (2) ongoing costs, including management fees and other fund expenses.   These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 to June 30, 2010.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.   Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.   The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.   You may use this information to compare the ongoing costs of investing in a Fund and other funds.   To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.   Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.   In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*

Actual	$1,000.00	$750.00	$189.63
Hypothetical (5% return before expenses)	$1,000.00	$1.050.00	$199.11

*	Expenses are equal to the Fund’s annual expense ratio of 38.24% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Performance Graph

The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from June 30, 2000 to June 30, 2010.

*	Past performance is not predictive of future performance.
**	S & P 500 Index is adjusted to reflect the reinvestment of dividends.

Returns reflect reinvestment of dividends and capital gains distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

COMPARISON OF $10,000 INVESTMENTS IN LEAHI TAX-FREE INCOME TRUST

12,000.00
10,000.00
8,000.00
6,000.00
4,000.00
2,000.00
0.00
06/30/00
06/30/01
06/30/02
06/30/03
06/30/04
06/30/05

Ameritor Financial Corporation
Ameritor Security Trust

Privacy Policy

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders.  We consider each shareholder’s personal information to be private and confidential.  The following describes the practices followed by Ameritor to protect Fund shareholders’ privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

•	Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and
•	Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts.  This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders.  We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor’s Privacy Policy will continue to apply to you.

AMERITOR SECURITY TRUST 4400 MacArthur Blvd, #301 Washington, D.C. 20007-2521 1-800-424-8570 202-625-6000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521

Custodian
USBank
Two Liberty Place,
Suite 2000
Philadelphia, PA 19102

Independent Accountants Tait, Weller & Baker, LLP Suite 800 8 Penn Center Plaza Philadelphia, PA 19103-2108

For more information about
Ameritor Security Trust,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-625-6000 Washington, D.C. area

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant's code of ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Richard Ellison, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Ellison is "independent" as that term is defined in paragraph (a)(2) of this item's instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $9,000 and $9,000 for fiscal years ended June 30, 2009 and 2010, respectively.

(b)
Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2009 and 2010, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $1,500 and $1,500 for the fiscal years ended June 30, 2009 and 2010, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended June 30, 2009 and 2010, respectively.

(e)(1)
The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended June 30, 2008 and June 30, 2009 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's account for the registrant's adviser.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11.	CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.	Introduction

Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

The overriding goals of these Disclosure Procedures are:

•	To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

•	To promote reliable and accurate disclosure in the Reports.

II.	Roles and Expectations of Fund Service Providers

The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report ("Service Provider Procedures").

In particular, the Funds expect each Service Provider to:

Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.	Monitoring of Disclosure Controls

Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.	Material Misstatements/Omissions; Unfair Presentations; Fraud

If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.	Evaluating the Disclosure Procedures

Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.	Miscellaneous

Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted:  September 2003

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics required to be disclosed under item 2 is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Security Trust

By (Signature and Title)*		/s/ Jerome Kinney,
President and Treasurer

Date	September 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jerome Kinney,
President and Treasurer

Date	September 9, 2010